Critical accounting judgements and key sources of estimation uncertainty - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
10pp increase in HPI
Schedule Of Expected Credit Loss [Line Items]
ECL impact	£ (137)	£ (112)
10pp decrease in HPI
Schedule Of Expected Credit Loss [Line Items]
ECL impact	216	162
1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	103	107
1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	(92)	(95)
UK mortgages | 1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	13	23
UK mortgages | 1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	(11)	(18)
Credit cards | 1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	22	20
Credit cards | 1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	(22)	(20)
Other Retail | 1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	14	14
Other Retail | 1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	(13)	(14)
Commercial Banking | 1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	53	49
Commercial Banking | 1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	(45)	(42)
Other | 1pp increase in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	1	1
Other | 1pp decrease in unemployment
Schedule Of Expected Credit Loss [Line Items]
ECL impact	£ (1)	£ (1)